First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 49.5%
	Aerospace/Defense — 5.2%
$15,935,000	Boeing (The) Co.	6.53%	05/01/34	$17,400,922
30,930,000	Boeing (The) Co.	7.01%	05/01/64	35,370,648
6,324,000	General Dynamics Corp.	4.95%	08/15/35	6,355,666
8,518,000	General Electric Co.	4.90%	01/29/36	8,511,497
4,065,000	Honeywell Aerospace, Inc. (a)	4.30%	03/16/31	4,005,817
8,573,000	Honeywell Aerospace, Inc. (a)	4.95%	03/16/36	8,483,295
8,598,000	Honeywell Aerospace, Inc. (a)	5.73%	03/16/56	8,607,413
3,663,000	Howmet Aerospace, Inc.	4.75%	04/15/36	3,567,101
12,960,000	L3Harris Technologies, Inc.	5.35%	06/01/34	13,231,533
13,027,000	Lockheed Martin Corp.	5.00%	08/15/35	13,129,170
21,245,000	Northrop Grumman Corp.	5.25%	07/15/35	21,647,660
22,711,000	RTX Corp.	6.10%	03/15/34	24,419,741
5,000,000	TransDigm, Inc. (a)	6.75%	08/15/28	5,067,970
1,934,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,957,214
				171,755,647
	Airlines — 1.4%
8,740,000	Alaska Airlines, Inc. (a)	6.50%	06/01/31	8,697,143
12,216,000	Southwest Airlines Co.	5.25%	11/15/35	11,844,588
8,583,000	United Airlines Holdings, Inc.	4.88%	03/01/29	8,490,879
8,570,000	United Airlines Holdings, Inc.	5.38%	03/01/31	8,486,585
8,700,000	United Airlines, Inc. (a)	4.63%	04/15/29	8,586,341
				46,105,536
	Apparel — 0.6%
20,534,000	VF Corp.	2.95%	04/23/30	18,601,006
	Auto Manufacturers — 2.3%
8,424,000	Allison Transmission, Inc. (a)	5.88%	12/01/33	8,451,454
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,312,925
19,417,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	20,046,220
5,228,000	Ford Motor Credit Co. LLC	6.47%	05/22/36	5,364,756
6,650,000	General Motors Co.	5.63%	04/15/30	6,846,570
7,525,000	General Motors Co.	6.25%	04/15/35	7,916,123
8,510,000	General Motors Financial Co., Inc.	5.45%	01/08/36	8,497,448
8,555,000	Hyundai Capital America (a)	4.55%	01/08/31	8,426,516
				75,862,012
	Auto Parts & Equipment — 0.2%
4,358,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	4,264,033
2,730,000	Goodyear Tire & Rubber (The) Co.	5.63%	04/30/33	2,380,401
				6,644,434
	Banks — 9.3%
3,825,000	Bank of America Corp. (b)	4.70%	04/23/32	3,802,680
1,800,000	Bank of America Corp. (b)	5.29%	04/25/34	1,829,342
17,697,000	Bank of America Corp. (b)	2.48%	09/21/36	15,447,358
5,351,000	Bank of America Corp. (b)	5.49%	04/23/37	5,328,451
3,590,000	Bank of New York Mellon (The) Corp. (b)	5.09%	04/23/37	3,571,663
8,578,000	Fifth Third Bancorp (b)	4.57%	04/29/32	8,437,792
3,727,000	Fifth Third Bancorp (b)	5.14%	01/29/37	3,653,121
5,490,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	5,469,680
23,040,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	22,705,985
18,965,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	18,821,329

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,785,000	Goldman Sachs Group (The), Inc. (b)	5.22%	04/23/31	$1,811,455
1,736,000	Goldman Sachs Group (The), Inc. (b) (c)	4.97%	06/03/32	1,740,470
8,360,000	Goldman Sachs Group (The), Inc. (b)	5.33%	07/23/35	8,416,488
8,554,000	Goldman Sachs Group (The), Inc. (b)	5.07%	01/21/37	8,371,216
8,656,000	Goldman Sachs Group (The), Inc. (b)	5.39%	02/02/41	8,444,804
1,944,000	Huntington Bancshares, Inc. (b)	5.61%	01/28/41	1,904,916
1,765,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	1,784,191
1,445,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	1,378,457
1,855,000	JPMorgan Chase & Co. (b)	1.95%	02/04/32	1,636,271
5,350,000	JPMorgan Chase & Co. (b)	4.62%	04/23/32	5,307,176
1,800,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	1,827,586
2,045,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	2,019,482
1,300,000	JPMorgan Chase & Co. (b)	5.50%	01/24/36	1,330,597
4,011,000	JPMorgan Chase & Co. (b)	5.58%	07/23/36	4,077,723
5,776,000	JPMorgan Chase & Co. (b)	4.81%	10/22/36	5,607,759
5,563,000	JPMorgan Chase & Co. (b)	4.90%	01/22/37	5,423,062
8,580,000	JPMorgan Chase & Co. (b)	5.19%	02/05/37	8,442,800
4,015,000	JPMorgan Chase & Co. (b)	5.15%	04/23/37	3,991,988
610,000	Morgan Stanley (b)	1.51%	07/20/27	607,610
8,500,000	Morgan Stanley (b)	4.81%	04/16/32	8,465,683
5,567,000	Morgan Stanley (b)	5.07%	01/30/37	5,453,443
2,675,000	Morgan Stanley (b)	5.30%	04/10/37	2,668,781
8,472,000	Morgan Stanley (b)	5.30%	04/20/37	8,485,080
9,705,000	Morgan Stanley (b)	5.31%	01/18/41	9,483,178
8,415,000	Morgan Stanley, Series I (b)	4.89%	10/22/36	8,168,592
8,430,000	Morgan Stanley Private Bank N.A. (b)	4.47%	11/19/31	8,303,475
14,866,000	Pinnacle Financial Partners, Inc. (b)	6.17%	11/01/30	15,261,839
2,365,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,614,449
12,118,000	PNC Financial Services Group (The), Inc. (b)	5.42%	01/25/41	11,914,154
4,289,000	Royal Bank of Canada (b)	6.50%	11/24/85	4,213,501
2,973,000	State Street Corp. (b)	3.03%	11/01/34	2,791,776
1,865,000	US Bancorp (b)	4.48%	01/26/32	1,840,587
2,925,000	US Bancorp (b)	4.84%	02/01/34	2,890,081
5,184,000	US Bancorp (b)	2.49%	11/03/36	4,507,455
1,119,000	US Bancorp (b)	5.03%	01/26/37	1,102,819
3,930,000	Wells Fargo & Co. (b)	4.84%	05/20/32	3,927,602
8,165,000	Wells Fargo & Co. (b)	5.39%	04/24/34	8,315,479
14,461,000	Wells Fargo & Co. (b)	5.61%	04/23/36	14,840,831
8,568,000	Wells Fargo & Co. (b)	4.96%	01/23/37	8,370,740
11,991,000	Wells Fargo & Co. (b)	5.43%	01/23/47	11,525,408
				308,336,405
	Beverages — 0.2%
2,452,000	Molson Coors Beverage Co.	4.90%	07/08/31	2,460,735
3,502,000	Molson Coors Beverage Co.	5.50%	07/08/36	3,529,840
				5,990,575
	Biotechnology — 0.2%
6,901,000	BioMarin Pharmaceutical, Inc. (a)	5.50%	02/15/34	6,821,238
	Chemicals — 0.9%
2,051,000	Celanese U.S. Holdings LLC	7.33%	07/15/29	2,147,424

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Chemicals (Continued)
$8,224,000	Celanese U.S. Holdings LLC	7.00%	02/15/31	$8,530,722
6,500,000	Eastman Chemical Co.	4.50%	02/20/31	6,385,332
2,601,000	Ecolab, Inc.	4.80%	06/15/31	2,622,399
3,901,000	Ecolab, Inc.	5.15%	06/15/33	3,961,788
6,538,000	Ecolab, Inc.	5.35%	06/15/36	6,650,136
				30,297,801
	Commercial Services — 1.2%
7,135,000	Automatic Data Processing, Inc.	5.00%	05/07/36	7,118,632
8,671,000	Global Payments, Inc.	4.88%	11/15/30	8,537,335
7,630,000	Global Payments, Inc.	5.55%	11/15/35	7,446,729
2,452,000	Mobility Global, Inc. (a)	5.45%	06/15/31	2,480,551
3,505,000	Mobility Global, Inc. (a)	6.05%	06/15/36	3,568,283
4,090,000	PayPal Holdings, Inc.	5.55%	06/01/36	4,095,391
7,734,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	7,735,142
				40,982,063
	Computers — 0.5%
5,082,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,849,694
2,670,000	Leidos, Inc.	2.30%	02/15/31	2,385,976
8,188,000	Leidos, Inc.	5.40%	03/15/32	8,355,596
2,561,000	Leidos, Inc.	5.00%	03/15/36	2,482,813
				18,074,079
	Diversified Financial Services — 3.0%
5,651,000	Affiliated Managers Group, Inc.	5.50%	02/15/36	5,591,367
3,685,000	American Express Co. (b)	5.67%	04/25/36	3,823,123
9,935,000	American Express Co. (b)	4.80%	10/24/36	9,617,631
1,102,000	American Express Co. (b)	5.41%	02/08/41	1,100,064
5,360,000	Charles Schwab (The) Corp., SOFR Compounded Index + 1.05% (d)	4.69%	03/03/27	5,386,272
3,505,000	Charles Schwab (The) Corp. (b)	5.49%	05/21/37	3,555,971
9,702,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	9,871,092
9,720,000	Citadel Securities Global Holdings LLC (a)	6.20%	06/18/35	9,994,673
3,615,000	Citadel Securities Global Holdings LLC (a)	5.75%	03/27/36	3,573,661
20,810,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	21,584,902
2,709,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	2,717,311
8,875,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	9,133,227
7,996,000	LSEG U.S. Fin Corp. (a)	5.25%	03/23/36	7,976,871
1,620,000	Rocket Cos., Inc. (a)	6.13%	08/01/30	1,645,641
2,160,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	3.88%	03/01/31	2,008,785
2,241,000	Visa, Inc.	4.70%	02/12/36	2,223,190
				99,803,781
	Electric — 0.8%
4,170,000	Constellation Energy Generation LLC	4.40%	01/15/31	4,115,100
2,660,000	Constellation Energy Generation LLC	4.80%	01/15/32	2,648,113
3,988,000	Constellation Energy Generation LLC	5.30%	06/01/36	3,973,079
7,455,000	Constellation Energy Generation LLC	5.88%	01/15/66	7,270,161
3,270,000	Edison International	4.80%	03/15/31	3,185,834
5,190,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	5,443,521
				26,635,808

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Entertainment — 0.6%
$14,250,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	$9,743,437
3,487,000	Penn Entertainment, Inc. (a)	5.63%	01/15/27	3,487,142
8,310,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	8,335,055
				21,565,634
	Food — 1.4%
19,350,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	19,567,726
1,827,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.50%	03/31/31	1,801,244
2,752,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.63%	03/31/32	2,688,815
5,300,000	Flowers Foods, Inc.	5.75%	03/15/35	5,118,267
6,533,000	Kroger (The) Co.	5.00%	09/15/34	6,470,391
831,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	756,077
3,414,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	3,568,937
5,163,000	Pilgrim’s Pride Corp.	6.88%	05/15/34	5,585,276
				45,556,733
	Healthcare-Products — 1.9%
3,660,000	Abbott Laboratories	4.65%	03/15/36	3,558,572
4,361,000	Augusta SpinCo Corp.	4.66%	03/23/31	4,337,102
10,312,000	Augusta SpinCo Corp.	5.25%	03/23/36	10,312,303
487,000	Insulet Corp. (a)	6.50%	04/01/33	495,957
10,913,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	11,214,090
7,085,000	Solventum Corp.	5.45%	03/13/31	7,277,849
10,950,000	Thermo Fisher Scientific, Inc.	4.90%	02/12/36	10,818,058
5,424,000	Thermo Fisher Scientific, Inc.	5.55%	02/12/46	5,380,940
8,435,000	VSP Optical Group, Inc. (a)	5.45%	12/01/35	8,363,032
				61,757,903
	Healthcare-Services — 0.3%
2,943,000	HCA, Inc.	2.38%	07/15/31	2,614,533
1,911,000	HCA, Inc.	5.70%	11/15/55	1,797,223
6,703,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,531,157
				10,942,913
	Home Builders — 0.0%
819,000	Taylor Morrison Communities, Inc. (a)	5.13%	08/01/30	811,373
	Household Products/Wares — 0.2%
4,805,000	Clorox (The) Co.	5.25%	05/15/36	4,809,248
637,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	560,718
				5,369,966
	Insurance — 0.2%
8,365,000	Brown & Brown, Inc.	5.55%	06/23/35	8,390,804
	Internet — 1.9%
8,389,000	Alphabet, Inc.	4.70%	11/15/35	8,251,804
5,151,000	Alphabet, Inc.	4.80%	02/15/36	5,095,294
1,965,000	Alphabet, Inc.	5.35%	11/15/45	1,919,919
2,807,000	Alphabet, Inc.	5.45%	11/15/55	2,712,743
2,593,000	Alphabet, Inc.	5.65%	02/15/56	2,579,543
4,211,000	Alphabet, Inc.	5.70%	11/15/75	4,119,395
16,874,000	Amazon.com, Inc.	4.88%	03/13/36	16,677,472

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Internet (Continued)
$5,154,000	Amazon.com, Inc.	5.80%	03/13/56	$5,162,537
3,692,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	3,643,746
5,335,000	Meta Platforms, Inc.	5.25%	05/15/36	5,332,535
7,145,000	Meta Platforms, Inc.	6.30%	05/15/56	7,214,211
				62,709,199
	Lodging — 0.0%
956,000	Station Casinos LLC (a)	4.50%	02/15/28	942,991
	Machinery-Construction & Mining — 0.1%
4,122,000	GE Vernova, Inc.	4.88%	02/04/36	4,064,365
	Machinery-Diversified — 0.6%
5,155,000	Chart Industries, Inc. (a)	7.50%	01/01/30	5,343,199
5,631,000	Esab Corp. (a)	6.25%	04/15/29	5,739,723
8,465,000	Flowserve Corp.	5.70%	05/15/36	8,525,978
				19,608,900
	Media — 1.8%
8,049,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	7,973,582
4,910,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	4,802,618
2,670,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	2,733,456
10,783,000	Nexstar Media, Inc. (a)	6.50%	09/15/33	10,876,575
6,781,000	Nexstar Media, Inc. (a)	7.25%	04/15/34	6,827,708
3,899,000	Paramount Global	4.20%	05/19/32	3,377,408
4,543,000	Paramount Global	4.38%	03/15/43	2,909,854
16,145,000	Paramount Global	4.95%	05/19/50	10,370,126
6,050,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	6,043,921
3,691,000	Walt Disney (The) Co.	4.63%	03/14/36	3,594,621
				59,509,869
	Miscellaneous Manufacturing — 0.4%
3,645,000	Eaton Corp.	4.50%	03/06/33	3,584,589
9,113,000	Eaton Corp.	4.80%	03/06/36	8,969,112
				12,553,701
	Oil & Gas — 2.8%
8,592,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	8,829,672
2,903,000	HF Sinclair Corp.	5.00%	02/01/28	2,900,469
4,135,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	4,153,322
10,687,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	10,849,635
7,618,000	Matador Resources Co. (a)	6.00%	04/15/34	7,531,652
4,942,000	Occidental Petroleum Corp.	7.88%	09/15/31	5,630,460
3,894,000	Permian Resources Operating LLC (a)	5.88%	07/01/29	3,899,526
4,960,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	5,237,100
9,456,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	9,863,818
6,000,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	6,167,250
7,660,000	SM Energy Co. (a)	8.75%	07/01/31	8,021,943
2,302,000	Sunoco, L.P. (a)	5.63%	03/15/31	2,305,879
1,360,000	Sunoco, L.P. (a)	5.38%	07/15/31	1,353,962
2,302,000	Sunoco, L.P. (a)	5.88%	03/15/34	2,289,630
1,360,000	Sunoco, L.P. (a)	5.63%	07/15/34	1,343,726
4,476,000	TotalEnergies Capital U.S.A. LLC	4.86%	01/13/36	4,415,145
8,281,000	Viper Energy Partners LLC	5.70%	08/01/35	8,471,753
				93,264,942

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Services — 0.5%
$7,284,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.	4.35%	06/15/31	$7,167,381
6,860,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.	5.00%	06/15/36	6,759,338
3,425,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.	5.85%	06/15/56	3,416,778
				17,343,497
	Pharmaceuticals — 1.3%
13,096,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	13,582,006
10,685,000	Eli Lilly & Co.	4.85%	05/20/36	10,616,594
5,340,000	Eli Lilly & Co.	5.60%	05/20/56	5,359,925
2,455,000	Merck & Co., Inc.	5.20%	05/22/36	2,486,812
3,505,000	Merck & Co., Inc.	5.85%	05/22/56	3,599,163
7,274,000	Novartis Capital Corp.	4.90%	03/18/36	7,248,298
				42,892,798
	Pipelines — 1.3%
3,403,000	Buckeye Partners, L.P.	4.13%	12/01/27	3,356,042
400,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	395,965
10,981,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	11,327,890
3,156,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,913,668
6,000,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.00%	05/15/33	6,297,108
8,273,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	8,453,178
7,046,000	NuStar Logistics, L.P.	6.38%	10/01/30	7,319,244
1,889,000	Targa Resources Corp.	4.35%	01/15/29	1,881,914
				41,945,009
	Real Estate — 0.9%
2,226,000	CBRE Services, Inc.	5.25%	06/01/36	2,192,696
9,200,000	CoStar Group, Inc. (a)	2.80%	07/15/30	8,395,932
8,454,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	8,466,757
5,300,000	Kennedy-Wilson, Inc.	5.00%	03/01/31	5,346,534
5,265,000	Kennedy-Wilson, Inc. (a)	7.00%	06/01/31	5,392,473
				29,794,392
	Real Estate Investment Trusts — 0.7%
3,555,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.30%	01/15/29	3,579,039
5,175,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.63%	03/01/36	5,084,247
3,630,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,631,931
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	973,330
10,296,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	9,884,881
				23,153,428
	Retail — 0.4%
7,015,000	Gap (The), Inc. (a)	3.63%	10/01/29	6,570,711
2,552,000	O’Reilly Automotive, Inc.	5.10%	03/12/36	2,526,774
4,875,000	Starbucks Corp.	3.35%	03/12/50	3,337,500
				12,434,985
	Semiconductors — 1.6%
6,033,000	Broadcom, Inc.	5.20%	07/15/35	6,071,259
865,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	886,796
10,900,000	Foundry JV Holdco LLC (a)	6.25%	01/25/35	11,537,640
12,440,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	13,086,598

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors (Continued)
$12,305,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	$13,013,414
8,593,000	Intel Corp.	6.13%	05/15/56	8,662,037
				53,257,744
	Software — 3.4%
8,935,000	Fair Isaac Corp. (a)	6.00%	05/15/33	8,854,189
5,064,000	Fair Isaac Corp. (a)	6.25%	09/15/34	5,027,791
4,080,000	Fidelity National Information Services, Inc.	4.55%	03/10/29	4,058,288
8,023,000	Fidelity National Information Services, Inc.	2.25%	03/01/31	7,145,272
8,456,000	Fidelity National Information Services, Inc.	4.80%	03/10/31	8,396,013
13,925,000	Fiserv, Inc.	5.25%	08/11/35	13,639,793
2,574,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	2,721,732
5,105,000	Oracle Corp.	5.70%	02/04/36	5,017,539
5,195,000	Oracle Corp.	6.70%	02/04/56	5,007,003
9,399,000	Salesforce, Inc.	5.55%	03/15/36	9,469,728
4,268,000	ServiceNow, Inc.	5.40%	05/15/36	4,301,708
11,817,000	Synopsys, Inc.	4.85%	04/01/30	11,885,936
15,184,000	Synopsys, Inc.	5.15%	04/01/35	15,170,154
5,156,000	VMware LLC	4.70%	05/15/30	5,175,998
6,400,000	VMware LLC	2.20%	08/15/31	5,658,973
				111,530,117
	Telecommunications — 0.8%
8,550,000	AT&T, Inc.	5.25%	10/30/36	8,467,745
5,375,000	AT&T, Inc.	6.20%	10/30/56	5,413,852
5,210,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	5,307,221
4,920,000	HUT 8 DC LLC (a)	6.19%	11/15/42	4,980,581
2,736,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	2,751,546
915,000	T-Mobile USA, Inc.	3.75%	04/15/27	911,548
				27,832,493
	Transportation — 0.3%
9,283,000	Fedex Freight Holding Co., Inc. (a)	5.25%	03/15/36	9,059,510
	Water — 0.3%
10,820,000	American Water Capital Corp.	5.25%	03/01/35	11,000,789
	Total Corporate Bonds and Notes			1,643,204,440
	(Cost $1,638,839,323)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
	Collateralized Mortgage Obligations — 1.1%
	Federal Home Loan Mortgage Corporation
278,508	Series 2017-4656, Class EZ	4.00%	02/15/47	263,356
3,754,493	Series 2023-5354, Class AB	6.00%	05/25/49	3,817,323
10,945,188	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (d)	4.91%	11/25/54	11,047,158
	Federal National Mortgage Association
1,171,820	Series 2012-20, Class ZT	3.50%	03/25/42	1,103,454
1,315,401	Series 2012-84, Class VZ	3.50%	08/25/42	1,234,038
119,069	Series 2018-38, Class PA	3.50%	06/25/47	116,232
461,660	Series 2018-43, Class CT	3.00%	06/25/48	404,281
1,280,213	Series 2023-64, Class HA	5.50%	09/25/50	1,294,877
	Government National Mortgage Association
13,074,101	Series 2018-78, Class NZ	3.50%	06/20/48	12,005,302

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$116,591	Series 2018-115, Class DE	3.50%	08/20/48	$106,603
139,007	Series 2018-124, Class NW	3.50%	09/20/48	128,299
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,741,694
240,010	Series 2019-12, Class QA	3.50%	09/20/48	233,491
224,912	Series 2019-119, Class JE	3.00%	09/20/49	198,885
1,094,458	Series 2023-131, Class P	5.50%	06/20/48	1,097,550
702,635	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (d)	4.88%	02/20/54	709,108
				36,501,651
	Pass-Through Securities — 18.4%
	Federal Home Loan Mortgage Corporation
1,086,199	Pool G08715	3.00%	08/01/46	977,124
248,383	Pool G08726	3.00%	10/01/46	223,197
597,890	Pool G08732	3.00%	11/01/46	537,108
360,485	Pool G08750	3.00%	03/01/47	323,555
217,283	Pool G08788	3.50%	11/01/47	200,672
714,387	Pool G08792	3.50%	12/01/47	659,125
922,713	Pool G60038	3.50%	01/01/44	866,292
244,605	Pool G60080	3.50%	06/01/45	228,856
492,191	Pool G60344	4.00%	12/01/45	473,186
490,440	Pool G60582	3.50%	05/01/46	456,967
457,857	Pool G60658	3.50%	07/01/46	426,982
198,094	Pool G61556	3.50%	08/01/48	183,858
1,422,556	Pool G61748	3.50%	11/01/48	1,324,153
481,258	Pool G67700	3.50%	08/01/46	448,084
3,992,758	Pool G67706	3.50%	12/01/47	3,721,252
969,714	Pool G67707	3.50%	01/01/48	899,978
1,118,132	Pool G67714	4.00%	07/01/48	1,064,656
1,527,079	Pool G67717	4.00%	11/01/48	1,456,309
2,368,465	Pool G67718	4.00%	01/01/49	2,255,214
6,338,561	Pool QA7837	3.50%	03/01/50	5,877,439
17,623,439	Pool QE0521	2.50%	04/01/52	14,807,280
7,634,060	Pool QF0490	5.50%	09/01/52	7,705,613
542,688	Pool QK1634	6.50%	05/01/43	564,306
10,798,615	Pool RA3078	3.00%	07/01/50	9,619,370
5,522,787	Pool RB5345	6.00%	05/01/45	5,647,532
303,507	Pool RE6029	3.00%	02/01/50	264,196
9,778,660	Pool SD0231	3.00%	01/01/50	8,751,181
21,467,996	Pool SD1657	2.50%	02/01/52	18,384,183
13,925,891	Pool SD2206	5.50%	02/01/53	14,066,513
12,340,675	Pool SD2509	5.50%	03/01/53	12,566,505
20,371,846	Pool SD3012	3.00%	05/01/52	18,002,014
14,338,486	Pool SD7509	3.00%	11/01/49	12,773,347
2,630,952	Pool SD7511	3.50%	01/01/50	2,426,969
8,085,829	Pool SD7513	3.50%	04/01/50	7,442,283
4,898,288	Pool SD7518	3.00%	06/01/50	4,360,590
22,319,251	Pool SD7553	3.00%	03/01/52	19,852,725
1,689,662	Pool SD8107	2.50%	11/01/50	1,428,578
6,622,766	Pool SD8245	4.50%	09/01/52	6,388,313
20,562,825	Pool SD8491	5.00%	12/01/54	20,261,905

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$8,612,779	Pool SL2146	5.50%	08/01/55	$8,702,995
9,934,939	Pool TA0176	5.50%	12/01/55	10,017,712
176,770	Pool U90772	3.50%	01/01/43	165,724
217,242	Pool U99114	3.50%	02/01/44	203,663
436,597	Pool ZA4692	3.50%	06/01/46	406,288
218,495	Pool ZM0063	4.00%	08/01/45	209,234
10,790,066	Pool ZM1779	3.00%	09/01/46	9,686,586
2,304,739	Pool ZS4667	3.00%	06/01/46	2,071,542
3,842,197	Pool ZS4688	3.00%	11/01/46	3,447,276
6,059,264	Pool ZS4735	3.50%	09/01/47	5,558,134
425,493	Pool ZS9844	3.50%	07/01/46	395,514
1,142,460	Pool ZT0277	3.50%	10/01/46	1,062,854
532,887	Pool ZT0531	3.50%	04/01/47	496,191
521,756	Pool ZT0536	3.50%	03/01/48	483,617
1,630,551	Pool ZT0537	3.50%	03/01/48	1,514,556
276,911	Pool ZT0542	4.00%	07/01/48	263,336
782,743	Pool ZT1703	4.00%	01/01/49	744,379
	Federal National Mortgage Association
1,813,901	Pool AL8825	3.50%	06/01/46	1,687,509
779,205	Pool AS0225	4.00%	08/01/43	751,648
923,465	Pool AS3134	3.50%	08/01/44	861,135
208,175	Pool AS6620	3.50%	02/01/46	193,885
4,149,125	Pool BE3774	4.00%	07/01/47	3,937,496
567,753	Pool BJ2692	3.50%	04/01/48	524,257
681,483	Pool BM1903	3.50%	08/01/47	634,348
188,550	Pool BM2000	3.50%	05/01/47	174,846
469,328	Pool BM3260	3.50%	01/01/48	434,339
546,178	Pool BM4472	3.50%	07/01/48	508,030
1,304,071	Pool BM5585	3.00%	11/01/48	1,168,419
11,052,058	Pool BM7755	4.00%	06/01/64	10,332,040
9,407,716	Pool BN7755	3.00%	09/01/49	8,414,515
467,778	Pool BW4936	6.50%	05/01/43	486,409
16,881,476	Pool BW9886	4.50%	10/01/52	16,269,549
719,977	Pool CA0854	3.50%	12/01/47	667,075
331,898	Pool CA0907	3.50%	12/01/47	307,574
278,856	Pool CA0996	3.50%	01/01/48	257,398
2,020,327	Pool CA1182	3.50%	02/01/48	1,865,487
334,066	Pool CA1187	3.50%	02/01/48	309,464
221,334	Pool CA1710	4.50%	05/01/48	216,176
347,627	Pool CA2327	4.00%	09/01/48	331,156
2,074,370	Pool CA3633	3.50%	06/01/49	1,924,121
9,249,852	Pool CA4534	3.00%	11/01/49	8,280,648
11,647,848	Pool CB6854	4.50%	08/01/53	11,238,994
5,987,609	Pool DC9671	5.50%	01/01/55	6,032,554
6,203,726	Pool DE3460	5.50%	07/01/55	6,193,607
1,995,833	Pool DE7041	6.50%	08/01/55	2,090,316
5,677,151	Pool DE9741	5.50%	10/01/55	5,724,449
5,224,630	Pool DF6383	5.50%	12/01/55	5,268,158
5,761,993	Pool DF9514	5.50%	01/01/56	5,801,747

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$17,302,231	Pool DG2890	5.00%	02/01/56	$17,091,085
7,577,559	Pool FA1868	7.00%	03/01/55	8,274,560
10,580,348	Pool FA3679	5.50%	03/01/55	10,718,364
10,569,264	Pool FA3829	3.50%	08/01/49	9,695,980
22,703,790	Pool FA4541	5.00%	02/01/56	22,439,692
12,080,676	Pool FA4832	5.00%	03/01/56	11,950,581
12,041,224	Pool FA5236	5.00%	04/01/56	11,901,487
3,026,606	Pool FM2870	3.00%	03/01/50	2,695,972
5,265,615	Pool FM5397	3.00%	12/01/50	4,693,850
7,016,023	Pool FS3876	6.00%	02/01/53	7,196,533
4,944,895	Pool FS6296	6.00%	08/01/53	5,066,929
149,408	Pool MA1146	4.00%	08/01/42	144,324
292,867	Pool MA1373	3.50%	03/01/43	275,137
246,617	Pool MA2077	3.50%	11/01/34	238,667
344,154	Pool MA2670	3.00%	07/01/46	309,457
336,677	Pool MA2806	3.00%	11/01/46	302,073
295,384	Pool MA3057	3.50%	07/01/47	273,068
314,699	Pool MA3210	3.50%	12/01/47	289,713
3,563,759	Pool MA3238	3.50%	01/01/48	3,288,027
294,693	Pool MA3239	4.00%	01/01/48	278,735
429,858	Pool MA3332	3.50%	04/01/48	394,733
453,781	Pool MA3846	3.00%	11/01/49	395,021
395,371	Pool MA4078	2.50%	07/01/50	335,160
637,204	Pool MA4093	2.00%	08/01/40	557,450
4,760,033	Pool MA4128	2.00%	09/01/40	4,173,568
4,231,966	Pool MA4158	2.00%	10/01/50	3,424,500
10,364,914	Pool MA4364	2.00%	06/01/41	9,021,694
1,035,905	Pool MA4379	2.50%	07/01/51	874,037
6,567,363	Pool MA4656	4.50%	07/01/52	6,328,405
13,171,159	Pool MA4978	5.00%	04/01/53	13,036,291
5,396,035	Pool MA5242	6.50%	11/01/53	5,553,085
	Government National Mortgage Association
2,100,452	Pool 787961	7.00%	12/20/54	2,151,071
7,453,717	Pool 788213	7.50%	10/20/55	7,824,021
25,744,617	Pool 788648	2.00%	12/20/52	20,677,253
4,665,752	Pool DK6809	6.50%	07/20/55	4,736,690
377,820	Pool MA2825	3.00%	05/20/45	341,232
5,455,377	Pool MA3662	3.00%	05/20/46	4,920,206
489,330	Pool MA3663	3.50%	05/20/46	450,314
331,631	Pool MA3735	3.00%	06/20/46	297,206
6,728,456	Pool MA3937	3.50%	09/20/46	6,227,051
330,170	Pool MA4261	3.00%	02/20/47	296,678
2,082,101	Pool MA4322	4.00%	03/20/47	1,981,365
2,215,751	Pool MA4382	3.50%	04/20/47	2,049,056
178,267	Pool MA4588	4.50%	07/20/47	175,305
486,171	Pool MA4651	3.00%	08/20/47	436,562
709,145	Pool MA4652	3.50%	08/20/47	654,113
244,359	Pool MA4719	3.50%	09/20/47	225,622
608,650	Pool MA4778	3.50%	10/20/47	557,802

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$585,383	Pool MA4836	3.00%	11/20/47	$526,068
603,924	Pool MA4837	3.50%	11/20/47	555,377
197,789	Pool MA4838	4.00%	11/20/47	187,806
209,470	Pool MA4962	3.50%	01/20/48	193,084
300,372	Pool MA4963	4.00%	01/20/48	285,153
419,496	Pool MA5136	3.50%	04/20/48	386,681
311,237	Pool MA5399	4.50%	08/20/48	304,681
21,802,731	Pool MA8347	4.50%	10/20/52	21,156,995
16,828,080	Pool MA9963	4.50%	10/20/54	16,222,716
				611,272,646
	Total U.S. Government Agency Mortgage-Backed Securities			647,774,297
	(Cost $675,842,429)
U.S. GOVERNMENT BONDS AND NOTES — 18.0%
80,657,000	U.S. Treasury Bond	4.88%	08/15/45	79,667,692
117,157,000	U.S. Treasury Bond	4.63%	11/15/45	111,976,464
1,721,000	U.S. Treasury Bond	4.63%	02/15/46	1,643,958
67,966,000	U.S. Treasury Bond	4.75%	08/15/55	65,457,099
112,744,000	U.S. Treasury Bond	4.63%	11/15/55	106,454,999
74,457,000	U.S. Treasury Bond	4.75%	02/15/56	71,781,202
3,943,000	U.S. Treasury Note	3.75%	04/30/28	3,924,825
70,069,000	U.S. Treasury Note	4.13%	10/31/29	70,162,060
16,880,000	U.S. Treasury Note	3.88%	04/30/31	16,686,144
3,879,000	U.S. Treasury Note	4.13%	04/30/33	3,843,240
2,726,000	U.S. Treasury Note	4.13%	02/15/36	2,659,554
64,537,000	U.S. Treasury Note	4.38%	05/15/36	64,209,273
	Total U.S. Government Bonds and Notes			598,466,510
	(Cost $606,533,947)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 5.4%
	Banks — 1.8%
2,060,000	BNP Paribas S.A. (a) (b) (e)	7.20%	(f)	2,063,784
5,180,000	Citigroup, Inc., Series JJ (b)	6.50%	(f)	5,238,259
2,478,000	CoBank ACB, Series M (b)	7.13%	(f)	2,530,781
3,930,000	CoBank ACB, Series N (b)	6.75%	(f)	3,961,262
4,368,000	Depository Trust & Clearing (The) Corp., Series D (a) (b)	3.38%	(f)	4,362,798
3,637,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(f)	3,747,358
3,590,000	HSBC Holdings PLC, Series 1 (b) (e)	6.75%	(f)	3,607,480
7,949,000	JPMorgan Chase & Co., Series PP (b)	6.10%	(f)	8,016,381
5,200,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(f)	5,165,321
6,184,000	Truist Financial Corp., Series N (b)	6.67%	(f)	6,204,655
8,172,000	US Bancorp (b)	3.70%	(f)	8,081,218
8,850,000	Wells Fargo & Co., Series GG (b)	6.13%	(f)	8,926,738
				61,906,035
	Capital Markets — 1.5%
4,637,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(f)	4,595,900
2,540,000	Bank of New York Mellon (The) Corp., Series M (b)	5.63%	(f)	2,528,700

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$15,296,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(f)	$15,296,000
3,585,000	Charles Schwab (The) Corp., Series L (b)	6.10%	(f)	3,591,080
6,915,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(f)	7,257,728
5,560,000	UBS Group AG (a) (b) (e)	7.13%	(f)	5,659,524
11,719,000	UBS Group AG (a) (b) (e)	6.60%	(f)	11,846,022
				50,774,954
	Consumer Finance — 0.4%
4,683,000	Ally Financial, Inc., Series C (b)	4.70%	(f)	4,558,509
8,602,000	American Express Co. (b)	3.55%	(f)	8,557,220
				13,115,729
	Electric Utilities — 1.0%
13,055,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	12,928,523
2,684,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	2,685,723
2,254,000	Entergy Corp. (b)	7.13%	12/01/54	2,339,012
2,580,000	Eversource Energy, Series A (b)	6.10%	08/15/56	2,565,853
4,838,000	PacifiCorp. (b)	7.13%	08/15/56	4,866,699
2,714,000	Sierra Pacific Power Co. (b)	6.38%	09/15/56	2,712,272
4,048,000	Xcel Energy, Inc. (b)	5.75%	12/03/56	4,013,432
				32,111,514
	Health Care Providers & Services — 0.4%
12,380,000	CVS Health Corp. (b)	7.00%	03/10/55	12,908,123
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(f)	999,911
	Multi-Utilities — 0.1%
2,892,000	Dominion Energy, Inc. (b)	6.00%	02/15/56	2,909,394
	Oil, Gas & Consumable Fuels — 0.2%
5,435,000	Energy Transfer, L.P., Series G (b)	7.13%	(f)	5,614,877
	Total Capital Preferred Securities			180,340,537
	(Cost $177,603,268)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 4.6%
	Airlines — 0.6%
6,047,000	AS Mileage Plan IP Ltd. (a)	5.02%	10/20/29	5,995,000
12,901,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	12,678,199
				18,673,199
	Apparel — 0.8%
27,350,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	26,887,489
	Banks — 0.8%
3,635,000	Cooperatieve Rabobank UA	3.75%	07/21/26	3,632,980
3,550,000	Danske Bank A/S (a) (b)	5.43%	03/01/28	3,577,005
8,349,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	8,564,036
1,440,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,438,461
8,500,000	UBS Group AG (a) (b)	5.01%	03/23/37	8,288,787
2,755,000	UBS Group AG (a) (b)	5.20%	08/10/37	2,713,234
				28,214,503

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Biotechnology — 0.2%
$5,675,000	GENMAB A/S / GENMAB FINANCE LLC (a)	6.25%	12/15/32	$5,785,628
	Cosmetics/Personal Care — 0.3%
9,000,000	L’Oreal S.A. (a)	5.00%	05/20/35	9,099,737
	Entertainment — 0.5%
8,461,000	Brightstar Lottery PLC / Brightstar Global Solutions Corp. (a)	5.75%	01/15/33	8,219,313
8,625,000	Flutter Treasury DAC (a)	5.88%	06/04/31	8,531,677
				16,750,990
	Environmental Control — 0.2%
8,661,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,500,106
	Leisure Time — 0.7%
5,645,000	Carnival Corp. Ltd. (a)	4.00%	08/01/28	5,547,602
16,585,000	Carnival Corp. Ltd. (a)	5.75%	08/01/32	16,774,600
				22,322,202
	Oil & Gas — 0.4%
3,463,000	Saudi Arabian Oil Co. (a)	4.38%	02/02/31	3,401,333
8,711,000	Saudi Arabian Oil Co. (a)	5.00%	02/02/36	8,526,454
				11,927,787
	Retail — 0.1%
4,504,000	1011778 BC ULC / New Red Finance, Inc. (a)	3.88%	01/15/28	4,428,937
	Total Foreign Corporate Bonds and Notes			152,590,578
	(Cost $153,640,886)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.1%
	Aerospace/Defense — 0.5%
16,531,738	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.12%	02/28/31	16,592,905
	Gaming — 0.3%
8,435,443	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.87%	02/06/31	8,177,108
	Pharmaceuticals — 0.3%
4,679,385	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.62%	08/02/32	4,709,357
4,968,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.43%	04/27/33	4,980,420
				9,689,777
	Total Senior Floating-Rate Loan Interests			34,459,790
	(Cost $34,654,697)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.4%
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (a)	(i)	09/10/29	4,247,102
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (a)	(i)	12/15/33	408,533

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Skyline Aircraft Finance LLC
$9,667,707	Series 2020-1, Class A (j) (k) (l)	3.23%	05/10/38	$9,144,297
	Total Asset-Backed Securities			13,799,932
	(Cost $11,020,698)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.3%
	Banks — 0.1%
80,882	Bank of Hawaii Corp.	8.00%	(f)	2,129,623
	Electric Utilities — 0.2%
267,000	Xcel Energy, Inc.	6.25%	10/15/85	6,416,010
	Financial Services — 0.0%
68,100	Jackson Financial, Inc. (b)	8.00%	(f)	1,754,256
	Total $25 Par Preferred Securities			10,299,889
	(Cost $10,529,594)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 0.2%
	Collateralized Mortgage Obligations — 0.0%
	CSMCM Trust
$493,523	Series 2021-RP11, Class CERT (a)	3.78%	10/27/61	413,058
	Commercial Mortgage-Backed Securities — 0.2%
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (d)	5.74%	08/15/36	4,397,250
	Total Mortgage-Backed Securities			4,810,308
	(Cost $5,060,466)

Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
696,462	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (m)	696,462
	(Cost $696,462)

	Total Investments — 99.0%	3,286,442,743
	(Cost $3,314,421,770)
	Net Other Assets and Liabilities — 1.0%	32,232,212
	Net Assets — 100.0%	$3,318,674,955

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2026, securities noted as such amounted to $686,601,863 or 20.7% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
(c)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2026. Interest will begin accruing on the security’s first settlement date.
(d)	Floating or variable rate security.
(e)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At May 31, 2026, securities noted as such amounted to $23,176,810 or 0.7% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(f)	Perpetual maturity.
(g)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(i)	Zero coupon security.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2026, securities noted as such are valued at $9,144,297 or 0.3% of net assets.

(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(m)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,643,204,440	$—	$1,643,204,440	$—
U.S. Government Agency Mortgage-Backed Securities	647,774,297	—	647,774,297	—
U.S. Government Bonds and Notes	598,466,510	—	598,466,510	—
Capital Preferred Securities*	180,340,537	—	180,340,537	—
Foreign Corporate Bonds and Notes*	152,590,578	—	152,590,578	—
Senior Floating-Rate Loan Interests*	34,459,790	—	34,459,790	—
Asset-Backed Securities	13,799,932	—	4,655,635	9,144,297
$25 Par Preferred Securities*	10,299,889	10,299,889	—	—
Mortgage-Backed Securities	4,810,308	—	4,810,308	—
Money Market Funds	696,462	696,462	—	—
Total Investments	$3,286,442,743	$10,996,351	$3,266,302,095	$9,144,297

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 59.2%
	Advertising — 0.6%
$8,000,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	$8,184,953
6,763,000	Neptune Bidco US, Inc. (a)	9.50%	02/15/33	6,926,678
2,811,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	7.38%	02/15/31	2,942,429
				18,054,060
	Aerospace/Defense — 3.1%
14,375,000	Boeing (The) Co.	6.53%	05/01/34	15,697,412
23,120,000	Boeing (The) Co.	7.01%	05/01/64	26,439,359
2,213,000	General Dynamics Corp.	4.95%	08/15/35	2,224,081
3,823,000	Honeywell Aerospace, Inc. (a)	4.30%	03/16/31	3,767,340
5,000,000	Honeywell Aerospace, Inc. (a)	4.60%	03/16/33	4,927,774
8,350,000	Howmet Aerospace, Inc.	3.75%	03/03/28	8,261,945
8,349,000	Howmet Aerospace, Inc.	3.90%	04/15/29	8,221,244
15,200,000	Northrop Grumman Corp.	4.65%	07/15/30	15,268,374
7,400,000	RTX Corp.	6.10%	03/15/34	7,956,765
8,080,000	TransDigm, Inc. (a)	6.75%	08/15/28	8,189,840
642,000	TransDigm, Inc. (a)	6.00%	01/15/33	649,706
				101,603,840
	Airlines — 1.0%
8,290,000	Alaska Airlines, Inc. (a)	6.50%	06/01/31	8,249,350
7,984,000	United Airlines Holdings, Inc.	4.88%	03/01/29	7,898,308
7,950,000	United Airlines Holdings, Inc.	5.38%	03/01/31	7,872,620
8,000,000	United Airlines, Inc. (a)	4.63%	04/15/29	7,895,485
				31,915,763
	Apparel — 1.1%
8,330,000	Crocs, Inc. (a)	4.25%	03/15/29	8,079,023
6,745,000	Under Armour, Inc. (a)	7.25%	07/15/30	6,855,845
4,500,000	VF Corp.	2.80%	04/23/27	4,406,595
17,777,000	VF Corp.	2.95%	04/23/30	16,103,540
				35,445,003
	Auto Manufacturers — 2.8%
11,187,000	Allison Transmission, Inc. (a)	5.88%	12/01/33	11,223,458
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,312,925
15,349,000	Ford Motor Credit Co. LLC	4.97%	04/06/29	15,253,735
8,248,000	Ford Motor Credit Co. LLC	5.73%	09/05/30	8,345,657
12,123,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	12,515,854
5,077,000	Ford Motor Credit Co. LLC	6.47%	05/22/36	5,209,806
7,250,000	General Motors Co.	5.63%	04/15/30	7,464,306
5,901,000	General Motors Co.	6.25%	04/15/35	6,207,713
8,286,000	General Motors Financial Co., Inc.	4.20%	10/27/28	8,225,410
8,000,000	Nissan Motor Acceptance Co. LLC (a)	5.63%	09/29/28	7,990,538
				92,749,402
	Auto Parts & Equipment — 0.8%
12,934,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	12,655,117
2,536,000	Goodyear Tire & Rubber (The) Co.	5.63%	04/30/33	2,211,245
6,000,000	Qnity Electronics, Inc. (a)	5.75%	08/15/32	6,046,578
6,000,000	Qnity Electronics, Inc. (a)	6.25%	08/15/33	6,125,844
				27,038,784

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks — 8.2%
$2,870,000	Associated Banc-Corp. (b)	6.46%	08/29/30	$2,948,235
815,000	Bank of America Corp. (b)	1.73%	07/22/27	811,990
3,490,000	Bank of America Corp. (b)	2.55%	02/04/28	3,448,507
10,215,000	Bank of America Corp. (b)	2.09%	06/14/29	9,730,197
12,570,000	Bank of America Corp. (b)	4.48%	04/23/30	12,516,176
3,633,000	Bank of America Corp. (b)	4.70%	04/23/32	3,611,800
12,613,000	Bank of America Corp. (b)	2.48%	09/21/36	11,009,636
5,082,000	Bank of America Corp. (b)	5.49%	04/23/37	5,060,584
4,190,000	Bank of New York Mellon (The) Corp. (b)	4.54%	04/23/32	4,162,829
3,200,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	3,188,156
17,235,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	16,985,141
5,826,000	Goldman Sachs Group (The), Inc. (b)	4.52%	01/21/32	5,737,265
5,240,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	5,164,274
8,035,000	Goldman Sachs Group (The), Inc. (b)	5.39%	02/02/41	7,838,956
1,789,000	Huntington Bancshares, Inc. (b)	5.61%	01/28/41	1,753,032
2,780,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	2,756,082
2,533,000	JPMorgan Chase & Co. (b)	4.32%	04/26/28	2,531,920
5,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	4,769,747
1,790,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	1,777,466
5,075,000	JPMorgan Chase & Co. (b)	4.62%	04/23/32	5,034,377
3,155,000	JPMorgan Chase & Co. (b)	5.77%	04/22/35	3,285,839
3,080,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	3,041,568
11,150,000	JPMorgan Chase & Co. (b)	5.19%	02/05/37	10,971,703
3,807,000	JPMorgan Chase & Co. (b)	5.15%	04/23/37	3,785,180
8,500,000	Manufacturers & Traders Trust Co. (b)	4.55%	04/18/30	8,465,258
1,415,000	Morgan Stanley (b)	3.77%	01/24/29	1,398,380
5,220,000	Morgan Stanley (b)	5.16%	04/20/29	5,274,619
1,635,000	Morgan Stanley (b)	5.45%	07/20/29	1,663,969
8,080,000	Morgan Stanley (b)	4.81%	04/16/32	8,047,379
2,535,000	Morgan Stanley (b)	5.30%	04/10/37	2,529,106
7,880,000	Morgan Stanley (b)	5.30%	04/20/37	7,892,166
8,829,000	Morgan Stanley (b)	5.31%	01/18/41	8,627,200
4,190,000	Morgan Stanley Bank N.A. (b)	4.79%	05/10/30	4,202,448
10,000,000	Morgan Stanley Private Bank N.A. (b)	4.21%	02/08/30	9,891,252
10,242,000	Pinnacle Financial Partners, Inc. (b)	6.17%	11/01/30	10,514,715
1,915,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,116,985
11,331,000	PNC Financial Services Group (The), Inc. (b)	5.42%	01/25/41	11,140,393
3,711,000	Royal Bank of Canada (b)	6.50%	11/24/85	3,645,675
4,798,000	State Street Corp. (b)	3.03%	11/01/34	4,505,529
1,000,000	US Bancorp (b)	4.65%	02/01/29	1,003,229
1,220,000	US Bancorp (b)	4.84%	02/01/34	1,205,435
8,366,000	US Bancorp (b)	2.49%	11/03/36	7,274,184
9,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	9,103,377
3,805,000	Wells Fargo & Co. (b)	4.84%	05/20/32	3,802,679
5,000,000	Wells Fargo & Co. (b)	5.39%	04/24/34	5,092,149
4,390,000	Wells Fargo & Co. (b)	5.50%	01/23/35	4,484,947
6,250,000	Wells Fargo & Co. (b)	5.61%	04/23/36	6,414,162
7,984,000	Wells Fargo & Co. (b)	4.96%	01/23/37	7,800,185
				268,016,081

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology — 0.2%
$6,405,000	BioMarin Pharmaceutical, Inc. (a)	5.50%	02/15/34	$6,330,971
	Building Materials — 0.2%
6,380,000	Masterbrand, Inc. (a)	7.00%	07/15/32	6,373,467
1,060,000	Quikrete Holdings, Inc. (a)	6.38%	03/01/32	1,080,065
				7,453,532
	Chemicals — 1.4%
1,949,000	Celanese U.S. Holdings LLC	7.33%	07/15/29	2,040,628
15,191,000	Celanese U.S. Holdings LLC	7.00%	02/15/31	15,757,564
6,050,000	Eastman Chemical Co.	4.50%	02/20/31	5,943,271
2,525,000	Ecolab, Inc.	4.80%	06/15/31	2,545,774
3,787,000	Ecolab, Inc.	5.15%	06/15/33	3,846,011
6,345,000	Ecolab, Inc.	5.35%	06/15/36	6,453,825
1,959,000	FMC Corp. (a) (c)	8.00%	06/01/31	2,048,646
7,729,000	W.R. Grace Holdings LLC (a)	7.00%	08/01/33	7,671,033
				46,306,752
	Commercial Services — 2.3%
8,350,000	Global Payments, Inc.	4.50%	11/15/28	8,283,508
6,139,000	Global Payments, Inc.	4.88%	11/15/30	6,044,366
3,800,000	Global Payments, Inc.	5.55%	11/15/35	3,708,725
6,000,000	Herc Holdings, Inc. (a)	7.00%	06/15/30	6,238,038
5,790,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	5,804,008
1,930,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	1,919,266
8,399,000	Mobility Global, Inc. (a)	5.05%	06/15/29	8,440,600
10,000,000	PayPal Holdings, Inc.	4.95%	06/01/31	10,016,238
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	3.38%	08/31/27	1,446,994
5,330,000	Rollins, Inc.	5.25%	02/24/35	5,326,441
14,148,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	14,150,088
3,000,000	Sotheby’s (a)	8.25%	04/15/31	2,956,148
				74,334,420
	Computers — 1.0%
13,255,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	12,649,095
3,945,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	3,968,568
8,355,000	Leidos, Inc.	4.10%	03/15/29	8,249,231
2,529,000	Leidos, Inc.	2.30%	02/15/31	2,259,975
4,773,000	Leidos, Inc.	5.40%	03/15/32	4,870,696
				31,997,565
	Cosmetics/Personal Care — 0.0%
550,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	548,347
	Diversified Financial Services — 3.4%
5,193,000	Affiliated Managers Group, Inc.	5.50%	02/15/36	5,138,200
8,976,000	American Express Co. (b)	5.41%	02/08/41	8,960,232
1,505,000	Capital One Financial Corp. (b)	1.88%	11/02/27	1,488,599
17,759,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	18,068,515
8,347,000	Citadel Securities Global Holdings LLC (a)	5.13%	01/27/32	8,237,155
1,416,000	Citadel Securities Global Holdings LLC (a)	6.20%	06/18/35	1,456,014
1,959,000	First Eagle Holdings, Inc. (a)	7.25%	08/15/32	1,988,363
7,000,000	Jane Street Group / JSG Finance, Inc. (a)	4.50%	11/15/29	6,856,551
21,225,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	22,015,356
1,871,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	1,876,740

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$7,710,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	$7,934,330
5,845,000	LSEG U.S. Fin Corp. (a)	4.25%	03/23/29	5,797,722
1,520,000	Rocket Cos., Inc. (a)	6.13%	08/01/30	1,544,058
2,027,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	3.88%	03/01/31	1,885,096
14,750,000	Stellantis Financial Services US Corp. (a)	4.95%	09/15/28	14,694,715
1,872,000	Visa, Inc.	4.70%	02/12/36	1,857,122
				109,798,768
	Electric — 1.6%
9,993,000	Constellation Energy Generation LLC	3.90%	01/08/28	9,918,013
8,383,000	Constellation Energy Generation LLC	4.55%	06/01/29	8,367,508
3,821,000	Constellation Energy Generation LLC	4.40%	01/15/31	3,770,695
2,525,000	Constellation Energy Generation LLC	4.80%	01/15/32	2,513,716
3,789,000	Constellation Energy Generation LLC	5.30%	06/01/36	3,774,823
4,375,000	Duke Energy Progress LLC	5.05%	03/15/35	4,389,273
5,000,000	Edison International	5.00%	05/05/28	5,011,169
3,065,000	Edison International	4.80%	03/15/31	2,986,110
979,000	NRG Energy, Inc. (a)	6.13%	05/15/36	977,409
4,175,000	PacifiCorp	4.65%	04/15/29	4,174,543
6,147,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	6,447,269
				52,330,528
	Engineering & Construction — 0.2%
4,898,000	Granite Construction, Inc. (a) (c)	6.38%	06/15/34	5,010,708
	Entertainment — 1.2%
7,400,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	7,402,386
5,941,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	4,062,159
590,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	588,034
7,500,000	Penn Entertainment, Inc. (a)	5.63%	01/15/27	7,500,305
3,580,000	Penn Entertainment, Inc. (a)	4.13%	07/01/29	3,429,875
5,802,000	Penn Entertainment, Inc. (a)	6.75%	04/01/31	5,783,145
1,469,000	Pioneer Opco LLC (a)	7.00%	05/15/33	1,502,568
966,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC (a)	8.63%	01/15/32	992,797
7,190,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	7,211,678
				38,472,947
	Environmental Control — 0.1%
2,850,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	2,920,557
	Food — 1.6%
23,020,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	23,279,021
2,679,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.50%	03/31/31	2,641,233
2,534,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	5.63%	03/31/32	2,475,820
4,323,000	Chobani LLC / Chobani Finance Corp., Inc. (a)	6.38%	04/15/34	4,398,782
4,965,000	Flowers Foods, Inc.	5.75%	03/15/35	4,794,754
4,423,000	Kroger (The) Co.	5.00%	09/15/34	4,380,613
2,159,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,964,344

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$6,502,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	$6,797,079
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	389,656
				51,121,302
	Gas — 0.2%
7,000,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (a)	9.38%	06/01/28	7,174,690
980,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (a)	6.88%	06/01/31	1,002,301
				8,176,991
	Healthcare-Products — 1.9%
1,600,000	Alcon Finance Corp. (a)	3.00%	09/23/29	1,520,560
15,774,000	Augusta SpinCo Corp.	4.40%	03/23/29	15,693,441
2,513,000	Augusta SpinCo Corp.	5.25%	03/23/36	2,513,074
626,000	Insulet Corp. (a)	6.50%	04/01/33	637,513
4,964,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	5,100,957
7,740,000	Solventum Corp.	5.45%	03/13/31	7,950,678
6,750,000	Stryker Corp.	4.70%	02/10/28	6,784,934
15,883,000	Thermo Fisher Scientific, Inc.	4.90%	02/12/36	15,691,618
7,655,000	VSP Optical Group, Inc. (a)	5.45%	12/01/35	7,589,687
				63,482,462
	Healthcare-Services — 0.3%
330,000	Cigna Group (The)	4.38%	10/15/28	329,693
360,000	HCA, Inc.	7.05%	12/01/27	371,262
2,870,000	HCA, Inc.	3.50%	09/01/30	2,727,587
2,057,000	HCA, Inc.	2.38%	07/15/31	1,827,419
6,235,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,075,155
				11,331,116
	Home Builders — 0.1%
3,905,000	Taylor Morrison Communities, Inc. (a)	5.75%	01/15/28	3,945,292
771,000	Taylor Morrison Communities, Inc. (a)	5.13%	08/01/30	763,819
				4,709,111
	Household Products/Wares — 0.0%
364,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	320,410
	Insurance — 0.7%
3,861,000	Asurion LLC & Asurion Co-Issuer, Inc. (a)	8.00%	12/31/32	4,028,868
3,864,000	Asurion LLC & Asurion Co-Issuer, Inc. (a)	8.38%	02/01/34	3,779,346
14,750,000	Brown & Brown, Inc.	4.90%	06/23/30	14,753,700
				22,561,914
	Internet — 2.1%
7,620,000	Alphabet, Inc.	4.70%	11/15/35	7,495,381
2,560,000	Alphabet, Inc.	4.80%	02/15/36	2,532,314
1,786,000	Alphabet, Inc.	5.35%	11/15/45	1,745,026
2,552,000	Alphabet, Inc.	5.45%	11/15/55	2,466,306
3,828,000	Alphabet, Inc.	5.70%	11/15/75	3,744,726
8,164,000	Amazon.com, Inc.	4.88%	03/13/36	8,068,915
7,400,000	Match Group Holdings II LLC (a)	5.00%	12/15/27	7,376,164
11,790,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	11,635,905
7,430,000	Match Group Holdings II LLC (a)	6.13%	09/15/33	7,311,495
7,183,000	Meta Platforms, Inc.	4.20%	11/15/30	7,092,228

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Internet (Continued)
$4,190,000	Meta Platforms, Inc.	4.55%	05/15/31	$4,176,181
5,065,000	Meta Platforms, Inc.	5.25%	05/15/36	5,062,660
				68,707,301
	Iron/Steel — 0.4%
2,895,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	2,879,825
10,590,000	Cleveland-Cliffs, Inc. (a)	7.63%	01/15/34	10,906,101
				13,785,926
	Leisure Time — 0.6%
15,600,000	Acushnet Co. (a)	5.63%	12/01/33	15,517,030
4,824,000	Polaris, Inc.	5.60%	03/01/31	4,814,052
				20,331,082
	Lodging — 0.5%
4,475,000	Hyatt Hotels Corp.	5.05%	03/30/28	4,512,410
8,000,000	MGM Resorts International	4.75%	10/15/28	7,931,231
3,401,000	Station Casinos LLC (a)	4.50%	02/15/28	3,354,720
				15,798,361
	Machinery-Construction & Mining — 0.1%
3,845,000	GE Vernova, Inc.	4.88%	02/04/36	3,791,238
	Machinery-Diversified — 0.7%
7,510,000	Chart Industries, Inc. (a)	7.50%	01/01/30	7,784,175
5,531,000	Esab Corp. (a)	6.25%	04/15/29	5,637,793
8,035,000	Flowserve Corp.	5.70%	05/15/36	8,092,880
				21,514,848
	Media — 2.6%
4,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,457,836
7,926,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	7,752,658
900,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	921,390
8,300,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	10.00%	02/15/31	8,691,179
1,959,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	9.25%	06/01/32	2,012,480
9,700,000	Discovery Communications LLC	6.35%	06/01/40	8,008,611
10,163,000	Nexstar Media, Inc. (a)	6.50%	09/15/33	10,251,195
12,781,000	Nexstar Media, Inc. (a)	7.25%	04/15/34	12,869,036
2,091,000	Paramount Global	4.20%	05/19/32	1,811,275
4,046,000	Paramount Global	4.38%	03/15/43	2,591,518
19,003,000	Paramount Global	4.95%	05/19/50	12,205,853
6,613,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	6,606,355
5,000,000	Univision Communications, Inc. (a)	9.38%	08/01/32	5,124,765
3,000,000	Univision Communications, Inc. (a)	8.88%	04/15/33	2,991,587
				86,295,738
	Mining — 0.1%
2,165,000	Century Aluminum Co. (a)	6.88%	08/01/32	2,257,504
	Miscellaneous Manufacturing — 0.4%
3,000,000	Eaton Corp.	3.95%	03/06/29	2,966,572
10,000,000	Eaton Corp.	4.20%	03/06/31	9,845,097
				12,811,669
	Oil & Gas — 3.4%
7,930,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	10/15/32	8,141,969
958,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	984,500

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
$1,933,000	CNX Resources Corp. (a)	5.88%	03/01/34	$1,903,659
1,692,000	HF Sinclair Corp.	5.00%	02/01/28	1,690,525
7,125,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	7,156,571
19,313,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	19,606,905
7,140,000	Matador Resources Co. (a)	6.00%	04/15/34	7,059,070
1,100,000	Occidental Petroleum Corp.	7.88%	09/15/31	1,253,239
7,230,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	7,633,918
17,797,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	18,564,549
5,250,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	5,396,344
8,286,000	SM Energy Co. (a)	8.75%	07/01/31	8,677,522
7,735,000	SM Energy Co. (a)	6.63%	04/15/34	7,781,147
2,004,000	Sunoco, L.P. (a)	5.63%	03/15/31	2,007,377
1,275,000	Sunoco, L.P. (a)	5.38%	07/15/31	1,269,339
2,004,000	Sunoco, L.P. (a)	5.88%	03/15/34	1,993,232
1,275,000	Sunoco, L.P. (a)	5.63%	07/15/34	1,259,743
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	784,315
7,300,000	Viper Energy Partners LLC	4.90%	08/01/30	7,290,877
				110,454,801
	Oil & Gas Services — 0.4%
7,000,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.	4.35%	06/15/31	6,887,928
8,000,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.	4.65%	06/15/33	7,857,963
				14,745,891
	Packaging & Containers — 0.2%
1,959,000	Owens-Brockway Glass Container, Inc. (a)	9.50%	06/01/33	2,015,314
4,896,000	Sword Purchaser LLC (a)	10.50%	04/15/34	5,095,526
				7,110,840
	Pharmaceuticals — 0.9%
19,703,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	20,434,198
4,900,000	HLF Financing Sarl LLC / Herbalife International, Inc. (a)	7.75%	05/01/33	4,952,915
5,000,000	Novartis Capital Corp.	4.60%	03/18/33	4,967,150
				30,354,263
	Pipelines — 2.1%
7,665,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. (a)	7.00%	07/15/29	7,888,465
3,305,000	Buckeye Partners, L.P.	4.13%	12/01/27	3,259,395
436,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	431,602
10,600,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	10,934,854
5,824,000	Energy Transfer, L.P.	4.55%	01/15/31	5,772,139
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	974,993
2,183,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,015,380
2,965,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.25%	01/15/29	3,078,296
6,000,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.00%	05/15/33	6,297,108
7,156,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	7,311,850
8,000,000	MPLX, L.P.	4.80%	02/15/31	7,997,546
12,314,000	NuStar Logistics, L.P.	6.38%	10/01/30	12,791,537
1,712,000	Targa Resources Corp.	4.35%	01/15/29	1,705,578
				70,458,743
	Real Estate — 1.8%
8,410,000	CoStar Group, Inc. (a)	2.80%	07/15/30	7,674,976
10,628,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	10,644,038

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
$8,635,000	Kennedy-Wilson, Inc.	4.75%	02/01/30	$8,739,276
16,000,000	Kennedy-Wilson, Inc.	5.00%	03/01/31	16,140,480
14,695,000	Kennedy-Wilson, Inc. (a)	7.25%	06/01/33	14,951,729
				58,150,499
	Real Estate Investment Trusts — 0.5%
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	684,924
4,855,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.63%	03/01/36	4,769,859
3,170,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,171,686
6,512,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	6,251,976
				14,878,445
	Retail — 2.3%
2,939,000	Academy Ltd. (a)	5.88%	05/15/31	2,958,718
7,364,000	Advance Auto Parts, Inc. (a)	7.00%	08/01/30	7,571,801
7,420,000	Brinker International, Inc. (a)	8.25%	07/15/30	7,756,912
11,935,000	Gap (The), Inc. (a)	3.63%	10/01/29	11,179,107
7,500,000	Kohl’s Corp. (a)	10.00%	06/01/30	8,161,890
8,650,000	Macy’s Retail Holdings LLC (a)	6.13%	03/15/32	8,659,325
7,500,000	Macy’s Retail Holdings LLC (a)	7.38%	08/01/33	7,839,607
5,314,000	Petco Health & Wellness Co., Inc. (a)	8.25%	02/01/31	5,327,025
15,605,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	15,738,157
				75,192,542
	Semiconductors — 1.3%
1,835,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	1,881,237
9,500,000	Foundry JV Holdco LLC (a)	6.25%	01/25/35	10,055,742
7,775,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	8,179,124
12,295,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,002,838
8,000,000	Intel Corp.	5.30%	05/15/36	7,992,932
				41,111,873
	Software — 3.2%
8,160,000	CoreWeave, Inc. (a)	9.00%	02/01/31	8,283,784
5,428,000	CoreWeave, Inc. (a)	9.75%	10/01/31	5,601,848
7,810,000	Fair Isaac Corp. (a)	6.00%	05/15/33	7,739,364
4,773,000	Fair Isaac Corp. (a)	6.25%	09/15/34	4,738,872
10,020,000	Fidelity National Information Services, Inc.	4.45%	03/10/28	9,998,362
3,815,000	Fidelity National Information Services, Inc.	4.55%	03/10/29	3,794,698
7,405,000	Fidelity National Information Services, Inc.	2.25%	03/01/31	6,594,882
3,815,000	Fidelity National Information Services, Inc.	4.80%	03/10/31	3,787,936
5,100,000	Fiserv, Inc.	2.65%	06/01/30	4,676,149
7,300,000	Fiserv, Inc.	5.25%	08/11/35	7,150,484
2,426,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	2,565,238
5,000,000	Oracle Corp.	4.95%	02/04/31	4,917,853
4,743,000	Oracle Corp.	5.70%	02/04/36	4,661,741
8,857,000	Salesforce, Inc.	5.55%	03/15/36	8,923,650
14,728,000	Synopsys, Inc.	4.85%	04/01/30	14,813,918
7,915,000	Synopsys, Inc.	5.15%	04/01/35	7,907,782
				106,156,561
	Telecommunications — 1.4%
5,802,000	APLD ComputeCo. 2 (a)	6.75%	03/15/31	5,851,161
7,720,000	APLD ComputeCo. LLC (a)	9.25%	12/15/30	8,337,777

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$8,130,000	AT&T, Inc.	5.25%	10/30/36	$8,051,786
7,257,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	7,392,419
4,832,000	HUT 8 DC LLC (a)	6.19%	11/15/42	4,891,497
6,696,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	6,734,047
4,898,000	PR RNO Property Owner 1 LLC (a)	6.50%	05/01/31	4,907,551
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	953,112
				47,119,350
	Transportation — 0.2%
8,000,000	Fedex Freight Holding Co., Inc. (a)	4.65%	03/15/31	7,883,956
	Total Corporate Bonds and Notes			1,940,942,765
	(Cost $1,931,941,204)
U.S. GOVERNMENT BONDS AND NOTES — 10.9%
11,624,000	U.S. Treasury Bond	4.88%	08/15/45	11,481,425
72,995,000	U.S. Treasury Bond	4.63%	11/15/45	69,767,252
3,135,000	U.S. Treasury Bond	4.75%	08/15/55	3,019,274
36,003,000	U.S. Treasury Bond	4.63%	11/15/55	33,994,708
71,919,000	U.S. Treasury Bond	4.75%	02/15/56	69,334,411
365,000	U.S. Treasury Note	3.50%	10/31/27	362,676
77,049,000	U.S. Treasury Note	3.38%	02/29/28	76,260,451
39,187,000	U.S. Treasury Note	3.88%	04/30/31	38,736,962
55,683,000	U.S. Treasury Note	4.38%	05/15/36	55,400,235
	Total U.S. Government Bonds and Notes			358,357,394
	(Cost $360,709,115)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
	Collateralized Mortgage Obligations — 1.3%
	Federal Home Loan Mortgage Corporation
29,734,683	Series 5468, Class SE, IO, (30 Day Average SOFR) ×-1+ 5.35% (d)	1.74%	10/25/54	1,971,840
6,786,507	Series 5472, Class FE, 30 Day Average SOFR + 1.35% (e)	4.96%	11/25/54	6,858,496
32,775,688	Series 5496, Class S, IO, (30 Day Average SOFR) ×-1+ 5.90% (d)	2.29%	01/25/55	2,218,452
	Federal National Mortgage Association
536,635	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (d)	2.27%	11/25/41	40,445
106,085	Series 2012-128, Class UA	2.50%	06/25/42	95,705
218,138	Series 2013-18, Class MI, IO	3.00%	02/25/33	6,594
23,776,088	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (e)	4.96%	11/25/54	24,028,024
3,393,445	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (e)	5.06%	12/25/54	3,435,909
188,366	Series 2025-4, Class BA	5.50%	08/25/51	188,959
	Government National Mortgage Association
4,634,469	Series 2024-97, Class PA	7.50%	02/20/54	4,696,004
				43,540,428
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
8,928,857	Series 2021-P009, Class X, IO (f)	1.28%	01/25/31	195,490
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (g)	1.01%	07/25/33	231,465

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
$6,897,149	Series 2016-K056, Class X3, IO (f) (h)	2.06%	06/25/44	$803
38,206,238	Series 2016-K059, Class X3, IO (f)	1.91%	11/25/44	225,619
1,899,979	Series 2016-K060, Class X3, IO (f)	1.90%	12/25/44	13,974
659,566	Series 2016-KS06, Class X, IO (f) (h)	0.98%	08/25/26	44
585,452	Series 2019-KC04, Class X1, IO (f)	1.27%	12/25/26	3,850
3,919,461	Series 2019-KC05, Class X1, IO (f)	1.12%	06/25/27	30,873
2,231,374	Series 2019-KLU1, Class X3, IO (f)	4.04%	01/25/31	251,282
6,547,853	Series 2021-KLU3, Class X1, IO (f)	1.92%	01/25/31	407,810
47,154,076	Series 2022-Q017, Class X, IO (g)	1.18%	04/25/30	383,086
	Federal National Mortgage Association
17,164	Series 2016-M2, Class X3, IO (f) (h)	2.04%	04/25/36	2
872,164	Series 2016-M4, Class X2, IO (f)	2.69%	01/25/39	29,799
61,533	Series 2016-M11, Class X2, IO (f) (h)	2.97%	07/25/39	13
44,492,477	Series 2019-M17, Class X, IO (f)	0.32%	08/25/34	435,706
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	86,547
44,978,141	Series 2020-M17, Class X1, IO (g)	1.42%	01/25/28	538,307
				2,834,670
	Pass-Through Securities — 9.1%
	Federal Home Loan Mortgage Corporation
1,540,961	Pool QH9645	7.50%	02/01/54	1,654,520
4,151,333	Pool RA6427	3.00%	12/01/51	3,632,614
4,786,488	Pool RB5345	6.00%	05/01/45	4,894,602
20,990,828	Pool SD0778	2.50%	12/01/51	17,623,148
10,195,915	Pool SD3012	3.00%	05/01/52	9,009,837
249,200	Pool SD3511	6.00%	08/01/53	255,706
4,242,777	Pool SD7509	3.00%	11/01/49	3,779,650
7,842,276	Pool SD8213	3.00%	05/01/52	6,859,930
2,570,984	Pool SD8245	4.50%	09/01/52	2,479,969
5,152,744	Pool SD8272	3.00%	12/01/52	4,508,780
3,627,468	Pool SD8275	4.50%	12/01/52	3,495,990
15,860,839	Pool SD8491	5.00%	12/01/54	15,628,728
7,663,015	Pool TA0176	5.50%	12/01/55	7,726,860
	Federal National Mortgage Association
412,697	Pool AM2974	4.10%	04/01/43	387,890
33,571,058	Pool BM7755	4.00%	06/01/64	31,383,975
26,532,788	Pool BQ7973	2.00%	02/01/51	21,451,394
12,885,325	Pool BV3023	2.00%	02/01/52	10,358,361
13,076,237	Pool CB4808	4.00%	10/01/52	12,261,289
4,618,362	Pool DC9671	5.50%	01/01/55	4,653,028
5,364,885	Pool DE3460	5.50%	07/01/55	5,356,135
4,378,899	Pool DE9741	5.50%	10/01/55	4,415,381
4,029,862	Pool DF6383	5.50%	12/01/55	4,063,436
4,444,341	Pool DF9514	5.50%	01/01/56	4,475,003
13,345,555	Pool DG2890	5.00%	02/01/56	13,182,694
10,119,784	Pool FA0498	5.00%	12/01/54	10,037,206
4,343,948	Pool FA1868	7.00%	03/01/55	4,743,515
8,160,833	Pool FA3679	5.50%	03/01/55	8,267,287
4,848,286	Pool FA3829	3.50%	08/01/49	4,447,697

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$17,511,883	Pool FA4541	5.00%	02/01/56	$17,308,179
4,689,766	Pool FA4832	5.00%	03/01/56	4,639,262
9,287,310	Pool FA5236	5.00%	04/01/56	9,179,531
9,016,105	Pool FS1598	2.00%	04/01/52	7,252,652
4,128,842	Pool FS6925	2.50%	12/01/51	3,466,581
269,348	Pool FS6980	6.00%	01/01/44	276,246
10,188,812	Pool FS7252	5.00%	11/01/53	10,087,098
2,539,590	Pool MA4599	3.00%	05/01/52	2,221,977
2,576,959	Pool MA4784	4.50%	10/01/52	2,487,974
	Government National Mortgage Association
963,574	Pool 786951	6.00%	09/20/38	978,377
1,293,287	Pool 786973	6.00%	09/20/53	1,350,640
1,850,577	Pool 787961	7.00%	12/20/54	1,895,175
6,840,750	Pool 788213	7.50%	10/20/55	7,180,602
3,444,824	Pool DK3590	6.50%	07/20/55	3,522,767
5,284,707	Pool MA8427	4.50%	11/20/52	5,126,627
				298,008,313
	Total U.S. Government Agency Mortgage-Backed Securities			344,383,411
	(Cost $347,146,678)
FOREIGN CORPORATE BONDS AND NOTES — 6.1%
	Airlines — 0.6%
5,333,000	AS Mileage Plan IP Ltd. (a)	5.02%	10/20/29	5,287,140
15,080,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	14,819,567
				20,106,707
	Apparel — 0.9%
20,342,000	Gildan Activewear, Inc. (a)	4.70%	10/07/30	20,118,153
11,225,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	11,035,176
				31,153,329
	Banks — 0.4%
7,298,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	7,485,967
1,585,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,583,306
2,564,000	UBS Group AG (a) (b)	5.20%	08/10/37	2,525,129
				11,594,402
	Beverages — 0.1%
3,170,000	Bacardi Ltd. (a)	4.70%	05/15/28	3,168,721
	Biotechnology — 0.3%
8,000,000	GENMAB A/S / GENMAB FINANCE LLC (a)	7.25%	12/15/33	8,334,888
	Commercial Services — 0.6%
5,887,000	Element Fleet Management Corp. (a)	4.80%	05/29/29	5,897,477
12,500,000	Element Fleet Management Corp. (a)	4.64%	11/24/30	12,378,613
				18,276,090
	Diversified Financial Services — 0.1%
685,000	AerCap Ireland Capital	4.63%	10/15/27	686,220
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,986,215
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	113,763
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,589,974
				4,376,172

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Entertainment — 0.6%
$8,760,000	Brightstar Lottery PLC / Brightstar Global Solutions Corp. (a)	5.75%	01/15/33	$8,509,772
11,325,000	Flutter Treasury DAC (a)	5.88%	06/04/31	11,202,463
				19,712,235
	Environmental Control — 0.4%
11,400,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	11,188,224
750,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	730,512
				11,918,736
	Leisure Time — 1.0%
11,515,000	Carnival Corp. Ltd. (a)	4.00%	08/01/28	11,316,322
14,435,000	Carnival Corp. Ltd. (a)	5.75%	08/01/32	14,600,021
7,330,000	Viking Cruises Ltd. (a)	9.13%	07/15/31	7,712,084
				33,628,427
	Machinery-Diversified — 0.0%
1,392,300	Oregon Tool Lux, L.P. (a)	7.88%	10/15/29	723,996
	Oil & Gas — 0.7%
3,000,000	Diamond Foreign Asset Co. / Diamond Finance LLC (a)	8.50%	10/01/30	3,157,773
4,997,000	Saudi Arabian Oil Co. (a)	4.00%	02/02/29	4,930,684
3,196,000	Saudi Arabian Oil Co. (a)	4.38%	02/02/31	3,139,087
8,100,000	Saudi Arabian Oil Co. (a)	5.00%	02/02/36	7,928,398
3,000,000	Seadrill Finance Ltd. (a)	8.38%	08/01/30	3,137,145
				22,293,087
	Retail — 0.1%
4,235,000	1011778 BC ULC / New Red Finance, Inc. (a)	3.88%	01/15/28	4,164,420
	Software — 0.2%
6,731,000	Open Text Corp. (a)	6.90%	12/01/27	6,903,139
	Telecommunications — 0.1%
4,140,000	SoftBank Corp. (a)	4.70%	07/09/30	4,103,496
	Total Foreign Corporate Bonds and Notes			200,457,845
	(Cost $200,606,893)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 6.0%
	Banks — 1.9%
1,940,000	BNP Paribas S.A. (a) (b) (i)	7.20%	(j)	1,943,564
4,820,000	Citigroup, Inc., Series JJ (b)	6.50%	(j)	4,874,211
2,191,000	CoBank ACB, Series M (b)	7.13%	(j)	2,237,668
3,805,000	CoBank ACB, Series N (b)	6.75%	(j)	3,835,268
3,257,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(j)	3,355,827
3,410,000	HSBC Holdings PLC, Series 1 (b) (i)	6.75%	(j)	3,426,603
3,143,000	JPMorgan Chase & Co., Series KK (b)	3.65%	(j)	3,143,000
7,598,000	JPMorgan Chase & Co., Series PP (b)	6.10%	(j)	7,662,406
5,434,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(j)	5,397,760
5,399,000	Truist Financial Corp., Series N (b)	6.67%	(j)	5,417,033
11,997,000	US Bancorp (b)	3.70%	(j)	11,863,727
8,339,000	Wells Fargo & Co., Series GG (b)	6.13%	(j)	8,411,307
				61,568,374

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets — 1.8%
$2,605,000	Bank of New York Mellon (The) Corp., Series H (b)	7.17%	(j)	$2,614,641
4,405,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(j)	4,365,956
2,380,000	Bank of New York Mellon (The) Corp., Series M (b)	5.63%	(j)	2,369,412
14,414,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(j)	14,414,000
9,085,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(j)	9,535,280
16,170,000	UBS Group AG (a) (b) (i)	7.13%	(j)	16,459,443
10,290,000	UBS Group AG (a) (b) (i)	6.60%	(j)	10,401,533
				60,160,265
	Consumer Finance — 0.4%
4,087,000	Ally Financial, Inc., Series C (b)	4.70%	(j)	3,978,353
8,155,000	American Express Co. (b)	3.55%	(j)	8,112,547
				12,090,900
	Electric Utilities — 1.0%
15,446,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	15,296,359
2,526,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	2,527,622
2,116,000	Entergy Corp. (b)	7.13%	12/01/54	2,195,807
2,420,000	Eversource Energy, Series A (b)	6.10%	08/15/56	2,406,731
4,551,000	PacifiCorp. (b)	7.13%	08/15/56	4,577,996
2,554,000	Sierra Pacific Power Co. (b)	6.38%	09/15/56	2,552,374
3,797,000	Xcel Energy, Inc. (b)	5.75%	12/03/56	3,764,575
				33,321,464
	Health Care Providers & Services — 0.5%
15,460,000	CVS Health Corp. (b)	7.00%	03/10/55	16,119,514
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(j)	999,911
	Multi-Utilities — 0.1%
2,519,000	Dominion Energy, Inc. (b)	6.00%	02/15/56	2,534,150
	Oil, Gas & Consumable Fuels — 0.3%
2,281,000	Energy Transfer, L.P., Series B (b)	6.63%	(j)	2,308,958
7,920,000	Energy Transfer, L.P., Series G (b)	7.13%	(j)	8,182,120
				10,491,078
	Total Capital Preferred Securities			197,285,656
	(Cost $193,730,437)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 2.5%
	Collateralized Mortgage Obligations — 0.2%
	CIM Trust
5,357,671	Series 2020-R6, Class A1 (a)	2.25%	12/25/60	4,736,154
	Credit Suisse Mortgage Trust
99,334	Series 2022-RPL1, Class CERT (a)	4.23%	04/25/61	90,147
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,124,271	Series 2024-DNA3, Class M2, 30 Day Average SOFR + 1.45% (a) (e)	5.06%	10/25/44	1,124,426
				5,950,727

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 2.3%
	245 Park Avenue Trust
$4,441,000	Series 2017-245P, Class A (a)	3.51%	06/05/37	$4,390,384
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (f)	3.54%	03/09/44	3,218,865
4,050,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	3,759,401
2,573,376	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (e)	5.24%	11/15/38	2,574,356
2,799,241	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (e)	5.12%	01/17/39	2,800,003
	BX Trust
2,800,000	Series 2019-OC11, Class A (a)	3.20%	12/09/41	2,651,186
2,002,000	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.60% (a) (e)	5.34%	02/15/36	2,002,292
3,670,100	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.85% (a) (e)	5.59%	02/15/36	3,668,742
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (e)	5.57%	02/15/41	2,184,507
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (a) (e)	4.39%	08/15/36	5,937,094
	BXP Trust
3,200,000	Series 2017-GM, Class C (a) (f)	3.42%	06/13/39	3,139,091
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (a)	2.96%	05/10/41	5,350,514
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (a) (e)	6.42%	03/15/28	4,238,285
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (e)	5.57%	05/15/37	2,716,440
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (a)	2.69%	02/12/40	4,085,195
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,590,115
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (e)	5.37%	05/15/39	3,724,039
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (e)	5.14%	05/15/38	3,530,644
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (a)	2.85%	07/15/41	2,617,202
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (a) (e)	5.11%	11/15/36	1,422,807
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (a) (e)	5.31%	11/15/36	6,336,281

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	STWD Mortgage Trust
$1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (e)	5.00%	11/15/36	$1,548,144
				74,485,587
	Total Mortgage-Backed Securities			80,436,314
	(Cost $79,362,869)

Principal Value	Description	Rate (k)	Stated Maturity (l)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 2.2%
	Aerospace/Defense — 0.5%
15,447,833	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.12%	02/28/31	15,504,990
2,000,000	TransDigm, Inc., Term Loan N, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.12%	02/10/33	2,007,040
				17,512,030
	Food and Beverage — 0.2%
7,317,465	Chobani LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.87%	10/22/32	7,352,114
	Gaming — 0.3%
8,242,012	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.87%	02/06/31	7,989,601
	Media Entertainment — 0.1%
2,000,000	OAK-Eagle Acquireco, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.12%	03/24/33	2,008,830
	Other Industrial — 0.1%
1,979,529	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	7.97%	12/15/28	1,870,655
	Pharmaceuticals — 0.3%
6,029,501	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.62%	08/02/32	6,068,120
4,611,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.43%	04/27/33	4,622,527
				10,690,647
	Restaurants — 0.5%
16,203,390	Raising Cane’s Restaurants LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.62%	10/24/32	16,174,710
	Retailers — 0.2%
7,424,623	ABG Intermediate Holdings 2 LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.87%	12/21/28	7,440,215
	Total Senior Floating-Rate Loan Interests			71,038,802
	(Cost $71,233,320)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.7%
	Bayview Opportunity Master Fund VII
6,886,979	Series 2024-EDU1, Class E (h)	7.74%	06/25/47	6,962,268

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Carvana Auto Receivables Trust
$2,800	Series 2021-P4, Class R (a)	(m)	09/11/28	$263,738
19,300	Series 2022-N1, Class R (a)	(m)	12/11/28	874,523
17,100	Series 2022-P2, Class R (a)	(m)	05/10/29	1,725,123
9,800	Series 2023-N3, Class R (a)	(m)	09/10/30	1,519,341
8,700	Series 2023-P3, Class R (a)	(m)	08/12/30	762,241
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (a)	(m)	06/25/30	586,383
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (a)	7.30%	06/17/30	4,974,279
	Skyline Aircraft Finance LLC
483,385	Series 2020-1, Class A (h) (n) (o)	3.23%	05/10/38	457,215
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (a)	(m)	10/28/29	123,533
	SLM Student Loan Trust
6,525	Series 2006-2, Class R	(m)	01/25/41	284,654
1,375	Series 2007-4, Class R	(m)	01/25/42	124,130
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (a)	6.79%	11/15/28	5,361,367
	Total Asset-Backed Securities			24,018,795
	(Cost $27,348,900)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.5%
	Banks — 0.2%
74,024	Bank of Hawaii Corp.	8.00%	(j)	1,949,052
193,000	Citigroup, Inc., Series II	6.25%	(j)	4,823,070
				6,772,122
	Electric Utilities — 0.2%
233,000	Xcel Energy, Inc.	6.25%	10/15/85	5,598,990
	Financial Services — 0.1%
121,300	Jackson Financial, Inc. (b)	8.00%	(j)	3,124,688
	Total $25 Par Preferred Securities			15,495,800
	(Cost $15,725,885)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
21,265,049	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (p)	21,265,049
	(Cost $21,265,049)

	Total Investments — 99.3%	3,253,681,831
	(Cost $3,249,070,350)
	Net Other Assets and Liabilities — 0.7%	23,482,674
	Net Assets — 100.0%	$3,277,164,505

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2026, securities noted as such amounted to $1,224,025,172 or 37.4% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at May 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2026. Interest will begin accruing on the security’s first settlement date.
(d)	Inverse floating rate security.
(e)	Floating or variable rate security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At May 31, 2026, securities noted as such amounted to $32,231,143 or 1.0% of net assets. Of these securities, 100.0% originated in emerging markets, and 0.0% originated in foreign markets.

(j)	Perpetual maturity.
(k)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(l)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(m)	Zero coupon security.
(n)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2026, securities noted as such are valued at $457,215 or 0.0% of net assets.

(o)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(p)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,940,942,765	$—	$1,940,942,765	$—
U.S. Government Bonds and Notes	358,357,394	—	358,357,394	—
U.S. Government Agency Mortgage-Backed Securities	344,383,411	—	344,383,411	—
Foreign Corporate Bonds and Notes*	200,457,845	—	200,457,845	—
Capital Preferred Securities*	197,285,656	—	197,285,656	—
Mortgage-Backed Securities	80,436,314	—	80,436,314	—
Senior Floating-Rate Loan Interests*	71,038,802	—	71,038,802	—
Asset-Backed Securities	24,018,795	—	23,561,580	457,215
$25 Par Preferred Securities*	15,495,800	15,495,800	—	—
Money Market Funds	21,265,049	21,265,049	—	—
Total Investments	$3,253,681,831	$36,760,849	$3,216,463,767	$457,215

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.